Provisions (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Current and Non Current Provisions

	As at March 31,
	2019 Non-Current	2019 Current	2019 Total	2020 Non-Current	2020 Current	2020 Total	2020 Non-Current	2020 Current	2020 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Provision for employee benefits	104	1,998	2,102	91	1,742	1,833	1	23	24
Provision for restoration, rehabilitation and environmental costs	24,409	123	24,532	26,572	188	26,760	353	3	356
Other provisions	—	521	521	—	541	541	—	7	7

Total	24,513	2,642	27,155	26,663	2,471	29,134	354	33	387

Summary of Provisions

	Restoration, rehabilitation and environmental costs (a)	Other s (b)
	( ₹ in million)	( ₹ in million)
As at April 01, 2018	21,974	509
Additions	181	12
Utilised	(129)	—
Unused amounts reversed	(84)	—
Unwinding of discount	936	—
Revision in estimates	1,385	—
Exchange differences	269	—

As at March 31, 2019	24,532	521

	Restoration, rehabilitation and environmental costs (a)	Others (b)	Restoration, rehabilitation and environmental costs	Others
	( ₹ in million)	( ₹ in million)	US dollars in million)	(US dollars in million)
As at April 01, 2019	24,532	521	325	7
Additions	694	14	10	0
Utilised	(143)	—	(2)	—
Unwinding of discount	962	—	13	—
Revision in estimates	(499)	—	(6)	—
Reclassification	—	6	—	0
Exchange differences	1,214	—	16	—

As at March 31, 2020	26,760	541	356	7

(a) Restoration, rehabilitation and environmental
 costs
The provisions for restoration, rehabilitation and environmental liabilities represent the management’s best estimate of the costs which will be incurred in the future to meet the Group’s obligations under existing Indian, Australian, Namibian, South African and Irish law and the terms of the Group’s exploration and other licences and contractual arrangements.
Within India, the principal restoration and rehabilitation provisions are recorded within Oil & Gas division where a legal obligation exists relating to the oil and gas fields, where costs are expected to be incurred in restoring the site of production facilities at the end of the producing life of an oil field. The Group recognises the full cost of site restoration as a liability when the obligation to rectify environmental damage arises.
These amounts are calculated by considering discount rates within the range of 2% to 10% and become payable on closure of mines and are expected to be incurred over a period of one to thirty years. The lower range of discount rate is at Cairn India & Zinc International operations in Ireland and higher range is at Zinc International operations in African Countries.
An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the development or ongoing production from a producing field.
(b) Other

provisions
Other provisions include provision for disputed cases and claims.